Basis of Preparation (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reclassifications or changes in presentation [line items]
Other non-current liabilities	¥ 99,818	¥ 82,859
Other, net	(47,282)	(16,052)	¥ 39,016
Settlement of forward exchange contracts, net	¥ (129,727)	(5,945)	46,572
Previously Reported
Disclosure of reclassifications or changes in presentation [line items]
Income taxes payable		317
Other non-current liabilities		82,542
Other, net		¥ (10,107)	¥ (7,556)